Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 16,992	$ 13,834	$ 14,669
Interest-bearing deposits in banks	23,493	32,253	889
Federal funds sold	18,020	1,420
Cash and cash equivalents	58,505	47,507	15,558
Certificates of deposit in banks	5,683	6,166	5,214
Securities available-for-sale	220,486	228,630	193,289
Loans held for sale	6,005	2,619	3,858
Loans, net of unearned income	748,926	711,262	547,121
Less allowance for loan losses	(7,104)	(6,577)	(4,881)
Net loans	741,822	704,685	542,240
Premises and equipment, net	28,972	26,827	21,809
Accrued interest receivable	3,422	3,260	2,499
Bank owned life insurance	20,843	20,563	19,991
Foreclosed assets	277	496	1,546
Deferred income taxes	44	1,181	1,977
Core deposit intangible	4,934	5,583	1,560
Goodwill	18,293	18,293	10,050
Other assets	7,970	4,654	3,701
Total assets	1,117,256	1,070,464	823,292
Liabilities and Shareholders' Equity
Non interest-bearing deposits	258,697	241,274	185,171
Interest-bearing deposits	698,673	657,433	514,690
Total deposits	957,370	898,707	699,861
Securities sold under agreements to repurchase	7,149	7,975	13,865
Federal Home Loan Bank advances		20,000	10,000
Federal funds purchased		0	1,153
Note payable	25,388	26,963	5,357
Accrued interest payable and other liabilities	7,678	5,343	3,107
Total liabilities	997,585	958,988	733,343
Common stock related to 401(k) Employee Stock Ownership Plan	1,599	1,343	950
Stockholders' Equity
Common stock ($1 par value; 10,000,000 shares authorized; 5,692,123 and 5,113,951 shares issued; 5,687,914 and 5,098,068 shares outstanding, respectively)	5,708	5,692	5,114
Additional paid in capital	79,776	79,604	64,935
Retained earnings	32,899	29,460	22,388
Accumulated other comprehensive gain (loss)	1,365	(3,167)	(2,116)
Treasury stock at cost (2,766 and 4,209 shares, respectively)	(77)	(113)	(372)
Common stock related to 401(k) Employee Stock Ownership Plan	(1,599)	(1,343)	(950)
Total stockholders' equity	118,072	110,133	88,999
Total equity	119,671	111,476	89,949
Total liabilities and stockholders' equity	$ 1,117,256	$ 1,070,464	$ 823,292